                                                                                      Registration No. 333-56221
                                                                                                File No. 811-08799

                                         SECURITIES AND EXCHANGE COMMISSION
                                               WASHINGTON, D.C. 20549
                                                      FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                                                   [   ]

Pre-Effective Amendment No. _____                                                                             [   ]

Post-Effective Amendment No. 8                                                                                  [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                                                   [   ]

Amendment No. 10                                                                                                [X]

                                        OPPENHEIMER CAPITAL PRESERVATION FUND
-------------------------------------------------------------------------------------------------------------
                                 (Exact Name of Registrant as Specified in Charter)

-------------------------------------------------------------------------------------------------------------------
                                 6803 South Tucson Way, Englewood, Colorado 80112
-------------------------------------------------------------------------------------------------------------------
                                (Address of Principal Executive Offices) (Zip Code)

-------------------------------------------------------------------------------------------------------------------
                                                  (303) 768-3200
-------------------------------------------------------------------------------------------------------------------
                               (Registrant's Telephone Number, including Area Code)

                                                Robert J. Zack Esq.
-------------------------------------------------------------------------------------------------------------------
                                              OppenheimerFunds, Inc.
                                   498 Seventh Avenue, New York, New York 10018
-------------------------------------------------------------------------------------------------------------------
                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ]    Immediately upon filing pursuant to paragraph (b)
[ X ]    On February 28, 2002 pursuant to paragraph (b)
[   ]    60 days after filing pursuant to paragraph (a)(1)
[   ]    On ____________pursuant to paragraph (a)(1)
[   ]    75 days after filing pursuant to paragraph (a)(2)
[   ]    On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ]    This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment.